Available-for-Sale Debt Securities - Summary of Investments in Debt Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 4,595.2	$ 6,035.4
Gross unrealized gains	0.9	8.8
Gross unrealized losses	(13.4)	(30.6)
Fair value	4,582.7	6,013.6
U.S. government bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	1,273.1	1,690.9
Gross unrealized gains	0.6	3.5
Gross unrealized losses	(0.9)	(5.4)
Fair value	1,272.8	1,689.0
UK government bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	1,070.5	1,088.9
Gross unrealized gains	0.1	0.7
Gross unrealized losses	(7.2)	(7.8)
Fair value	1,063.4	1,081.8
Other foreign bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	1,699.9	2,538.1
Gross unrealized gains	0.2	4.5
Gross unrealized losses	(4.6)	(15.8)
Fair value	1,695.5	2,526.8
Corporate debt securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	551.7	717.5
Gross unrealized gains	0.0	0.1
Gross unrealized losses	(0.7)	(1.6)
Fair value	$ 551.0	$ 716.0